DESCRIPTION OF BUSINESS AND HISTORY (Details Narrative)	12 Months Ended
Jun. 30, 2014
Date of Incorporation	Feb. 11, 2003
Fiscal Year End	--06-30
WMX Group Acquisition
Date of Agreement	Apr. 30, 2012
Date of Effectiveness of Agreement	May 01, 2012
Share Issuance under Agreement	26,346
OXFC LLC
Date of Agreement	Apr. 29, 2013
Date of Effectiveness of Agreement	May 01, 2012
Share Issuance under Agreement	26,346
Percentage Of Interest	100.00%
OXFC Trading Limited
Date of Agreement	Jul. 01, 2013
Percentage Of Interest	49.00%